Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	December 31,
(In thousands)	2017	2016
Land	$294,533	$251,316
Buildings and improvements	2,935,539	2,915,664
Furniture and equipment	1,311,704	1,243,724
Riverboats and barges	238,926	239,264
Construction in progress	59,538	86,226
Other	—	726
Total property and equipment	4,840,240	4,736,920
Less accumulated depreciation	2,300,454	2,131,751
Property and equipment, net	$2,539,786	$2,605,169

Construction in progress primarily relates to costs capitalized in conjunction with major improvements that have not yet been placed into service, and accordingly, such costs are not currently being depreciated. Other property and equipment relates to the estimated net realizable value of construction materials inventory that was not disposed of with the sale of the Echelon project in 2013. Such assets are not in service and are not currently being depreciated.

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $199.3 million, $179.6 million and $179.9 million, respectively.